Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 17, 2025	Mar. 31, 2025	Feb. 28, 2025	Nov. 05, 2024	Nov. 01, 2024	Aug. 16, 2024	Apr. 18, 2024	Jan. 24, 2024	May 31, 2023	Feb. 28, 2023	Jan. 30, 2023	Jan. 23, 2023	Jun. 30, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2025	Oct. 22, 2025	Nov. 20, 2024	Oct. 21, 2024
Commitments and Contingencies [Line Items]
Settlement payment										$ 104	$ 600
Business days										5 days
Monthly installment payments									$ 1,016
Additional accrued interest														$ 21		$ 63
Outstanding settlement agreement																	$ 785
Accrued amount														325		325	325	$ 379
Professional fees	$ 748
Accrued expenses														560		560
Demand for payment amount																			$ 140	$ 182
Aggregate of shares (in Shares)			5,000
Excise tax liability																	$ 4,330	$ 4,330
Shares redeemed percentage																	1.00%	1.00%
New U.S. federal excise tax percentage																	21.00%	21.00%
Excise tax generally of the fair market value percentage						1.00%
Estimated interest percentage					8.00%												8.00%
Percentage of underpayment penalty per month					0.50%												0.50%
Percentage of total liability					25.00%												25.00%
Excise taxes		$ 4,401															$ 1,268
Interest and penalties		210
Excess taxes		1,268													$ 1,268
Estimate of interest and penalties															$ 3,133
Company recorded excess																946
Penalties and interest														3,455		3,455	71
Rent																	186
Rent and maintenance expenses to landlord																					$ 115	$ 100
Additional interest								$ 83
Payment to CRO																	11
Settlement agreement																		$ 751
Promissory Note [Member]
Commitments and Contingencies [Line Items]
Principal amount of promissory notes							$ 1,997									176	9
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Settlement payment										$ 600
Outstanding settlement agreement														$ 848		$ 848	785
MSK License Agreement [Member]
Commitments and Contingencies [Line Items]
Notice of termination													$ 1,230				1,230
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)				4,145
Price per share (in Dollars per share)				$ 9										$ 9		$ 9
Investors				$ 26										$ 26		$ 26	$ 26
Redemption price (in Dollars per share)				$ 340.8										$ 340.8		$ 340.8	$ 340.8
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Excise taxes		4,401
Interest and penalties		$ 210
Vendors [Member]
Commitments and Contingencies [Line Items]
Settlement payment										$ 1,644		$ 1,644
New U.S. federal excise tax percentage						1.00%
CRO Vendor [Member]
Commitments and Contingencies [Line Items]
Endorsement on motion for default judgment								$ 700
Series A Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)				11,043												11,043